Dividends Declared and Paid.	12 Months Ended
Dec. 31, 2023
Dividends Declared and Paid. [Abstract]
Dividends declared and paid.

Note 37. Dividends declared and paid.

Almacenes Éxito S.A.’s General Meeting of Shareholders held on March 23, 2023, declared a dividend of $217,392, equivalent to an annual dividend of $167.50 Colombian pesos per share. During the year ended at December 31, 2023 the amount paid was $217,293.

Dividends declared and paid to the owners of non-controlling interests in subsidiaries during the year ended December 31, 2023 are as follows:

	Dividends declared	Dividends paid
Patrimonio Autónomo Viva Malls	104,623	81,621
Grupo Disco Uruguay S.A.	27,544	31,108
Patrimonio Autónomo Viva Villavicencio	10,131	9,334
Patrimonio Autónomo Centro Comercial	4,906	4,827
Patrimonio Autónomo Centro Comercial Viva Barranquilla	2,830	2,684
Patrimonio Autónomo Viva Laureles	2,687	2,611
Éxito Viajes y Turismo S.A.S.	2,517	2,517
Patrimonio Autónomo San Pedro Etapa I	1,796	1,837
Patrimonio Autónomo Viva Sincelejo	1,476	2,081
Patrimonio Autónomo Viva Palmas	768	1,115
Total	159,278	139,735

Almacenes Éxito S.A.’s General Meeting of Shareholders held on March 24, 2022, declared a dividend of $237,678, equivalent to an annual dividend of $531 Colombian pesos per share. During the year ended at December 31, 2023 the amount paid was $237,580.

Dividends declared and paid to the owners of non-controlling interests in subsidiaries during the year ended December 31, 2022 are as follows:

	Dividends declared	Dividends paid
Grupo Disco del Uruguay S.A.	98,278	87,528
Patrimonio Autónomo Viva Malls	34,988	48,799
Patrimonio Autónomo Viva Villavicencio	8,706	8,491
Patrimonio Autónomo Centro Comercial	4,506	4,371
Éxito Viajes y Turismo S.A.S.	3,565	3,565
Patrimonio Autónomo Viva Laureles	2,138	2,102
Patrimonio Autónomo Centro Comercial Viva Barranquilla	1,860	1,772
Patrimonio Autónomo San Pedro Etapa I	1,403	1,329
Patrimonio Autónomo Viva Sincelejo	1,364	1,485
Total	156,808	159,442